Contract assets and contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Assets And Contract Liabilities
Schedule of contract assets and contract liabilities

Contract assets:

	As of December, 31
	2024	2025	2025
	S$	S$	US$

Balance - beginning of the year	462,563	136,246	105,954
Increase resulting from satisfaction of performance obligations	1,514,420	1,018,368	791,950
Less: progress billings	(1,840,737)	(1,089,547)	(847,303)

Balance - end of the year	136,246	65,065	50,599

Contract liabilities:

	As of December, 31
	2024	2025	2025
	S$	S$	US$

Balance - beginning of the year	602,475	1,140,499	886,927
Advances from customers	1,871,053	1,412,632	1,098,555
Revenue recognized during the year	(1,333,029)	(1,639,432)	(1,274,930)

Balance - end of the year	1,140,499	913,699	710,552

Schedule of revenue recognized from service provided and the performance obligations

	2026	2027	Total
Remaining performance obligations (S$)
Packaged subscription, license, software and hardware for solution
- Third party licenses (a)	242,386	27,840	270,226
- Subscription of No-Code platform and mobile application (b)	22,990	-	22,990
Services and license support (c)	380,100	62,448	442,548
	645,476	90,288	735,764
Remaining performance obligations (US$)
Packaged subscription, license, software and hardware for solution
- Third party licenses (a)	188,494	21,650	210,144
- Subscription of No-Code platform and mobile application (b)	17,879	-	17,879
Services and license support (c)	295,591	48,564	344,155
	501,964	70,214	572,178

(a)	Advances from customers but packaged subscription, license, software or hardware for solution have not delivered to customer yet as of December 31, 2025.
(b)	The remaining subscription period of No-Code platform and mobile application sold as of December 31, 2025 .
(c)	The remaining performance obligations for professional services or support pursuant to services or support contracts have yet to be rendered pursuant to the ongoing projects.